Leases - Summary of Weighted Average Remaining Lease Term and Weighted Average Discount Rates (Detail)	Dec. 31, 2022	Jan. 01, 2022
Weighted Average Remaining Lease Term (years)
Operating leases	6 years 10 months 24 days	7 years 3 months 14 days
Finance leases	1 year	1 year 6 months 14 days
Weighted Average Discount Rate
Operating leases	7.03%	7.15%
Finance leases	3.52%	5.31%